Selling and Administrative Expenses - Details of Selling and Administrative Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [Line Items]
Depreciation and amortization	₩ 4,354,145	₩ 5,125,637	₩ 4,213,742
Others	702,166	678,424	773,532
Selling and administrative expenses [member]
Statement of comprehensive income [Line Items]
Salaries	541,898	579,784	372,966
Post-employment benefit	26,370	22,596	24,822
Other employee benefits	79,391	84,007	86,692
Freight cost	76,931	119,325	91,960
Fees and commissions	228,638	246,020	253,495
Depreciation and amortization	222,090	266,159	264,982
Taxes and dues	30,641	63,382	65,528
Advertising	61,725	67,092	76,404
Warranty	71,255	113,689	101,846
Insurance	12,348	14,216	13,610
Travel	11,567	13,122	18,421
Training	7,810	9,306	9,775
Others	78,032	89,611	95,186
Selling, general and administrative expenses	₩ 1,448,696	₩ 1,688,309	₩ 1,475,687